NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Nov. 30, 2018
Non Controlling Interest [Abstract]
Schedule of non-controlling interest
Total
$
Non-controlling interest on acquisition of Majesco (Note 5)	1,684,615
Share of income for the year	37,516
Foreign exchange on translation	116,810

Balance, November 30, 2018	1,838,941

Schedule of noncontrolling interests assets liabilities
Total
$
Assets
Current	243,660
Non-current	3,776,093
4,019,753

Liabilities
Current	243,630
Non-current	23,184
266,814

Net assets	3,752,939
Non-controlling interest	1,838,941

Schedule of loss and comprehensive loss attributable to non-controlling interest
Total
$
Profit attributable to non-controlling interest	37,516
Foreign exchange translation adjustment	116,810

Comprehensive profit attributable to non-controlling interest	154,326